Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
USD [Member] | Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	1	1	1
USD [Member] | Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	1	1	1
RMB [Member] | Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	6.4702	6.9042	7.0325
HKD [Member] | Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	6.4702	7.7559	7.7608
Balance sheet items, except for equity accounts [Member] | USD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	1	1	1
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	6.4566	6.5250	7.0651
Balance sheet items, except for equity accounts [Member] | HKD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	6.4566	7.7534	7.7501